Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues (note 7)	$ 2,860	$ 1,430	$ 7,468	$ 2,876
Cost of revenues	2,222	1,219	5,809	2,389
Gross profit	638	211	1,659	487
Expenses:
Research and development costs	1,220	1,106	2,243	2,171
Sales and marketing costs	359	199	482	282
General and administration expenses	3,797	2,276	7,702	4,122
Operating loss	(4,738)	(3,370)	(8,768)	(6,088)
Loss on revaluation of warrant liability (note 4)	2,749		2,344
Loss on sale of property, plant and equipment				16
Financial (income) expense	(65)	(5)	153	(7)
Loss before taxes on income	(7,422)	(3,365)	(11,265)	(6,097)
Income tax expense
Net loss for the period	(7,422)	(3,365)	(11,265)	(6,097)
Less: Net loss attributable to non-controlling interests	(454)	(416)	(724)	(795)
Net loss attributable to controlling shareholders	(6,968)	(2,949)	(10,541)	(5,302)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating of financial statements to presentation currency	574	(425)	225	(997)
Other comprehensive income (loss)	574	(425)	225	(997)
Total comprehensive loss for the period	(6,848)	(3,790)	(11,040)	(7,094)
Less: Comprehensive loss attributable to non-controlling interests	(454)	(410)	(724)	(795)
Comprehensive loss attributable to controlling shareholders	$ (6,394)	$ (2,955)	$ (10,316)	$ (6,298)
Basic loss per share	$ (0.19)	$ (0.11)	$ (0.34)	$ (0.23)
Diluted loss per share	$ (0.19)	$ (0.11)	$ (0.34)	$ (0.23)
Weighted average number of shares outstanding	33,386,071	27,261,525	32,349,810	27,049,715